Debt and Lease Liabilities - Reconciliation of long-term debt and lease liabilities arising from financing activities (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Aug. 31, 2023 USD ($)	Mar. 31, 2023 MXN ($)	Aug. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Finance cost	$ 8,005,237	$ 11,357,273	$ 12,478,039
Principal amount of long-term credit agreement	89,814,233			$ 300.0
Mexican Bank
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest payable					$ 400,000
Revolving credit facility with a syndicate of banks
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Principal amount of long-term credit agreement								$ 650.0
6.625% Senior Notes due 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Principal amount of long-term credit agreement				$ 47.0		$ 133.6	$ 200.0
Total debt and lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	114,604,457	136,679,758
Payments	(7,693,583)	(18,400,295)
Discontinued operation		(485,362)
New Debt and Leases	619,652	590,532
Net Gain of Prepayment	(523,628)
Foreign Exchange Income	(10,349,715)	(4,233,647)
Interest	448,600	453,471
Balance at end of the period	97,105,783	114,604,457	136,679,758
Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	106,235,385	126,999,199
Payments	(5,899,981)	(16,709,984)
Net Gain of Prepayment	(523,628)
Foreign Exchange Income	(9,997,543)	(4,053,830)
Balance at end of the period	89,814,233	106,235,385	126,999,199
Finance Lease Obligations [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	8,369,072	9,680,559
Payments	(1,793,602)	(1,690,311)
Discontinued operation		(485,362)
New Debt and Leases	619,652	590,532
Foreign Exchange Income	(352,172)	(179,817)
Interest	448,600	453,471
Balance at end of the period	$ 7,291,550	$ 8,369,072	$ 9,680,559